Other Income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER INCOME [Abstract]
Government financial incentives		146,273	184,961	232,302
Foreign exchange (loss) / gain		(3,408)	25,852	(5,164)
Loss recognized on foreign currency forward contracts	(3,608)	(22,476)	0	0
Bank charges		(18,823)	(10,296)	(410)
Donation expenses		(182)	(1,092)	(5,812)
Others		(10,247)	(5,175)	6,007
Other income	$ 14,629	91,137	194,250	226,923